Quantitative and qualitative disclosure about market risk - Provision for account receivable, other receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Quantitative and qualitative disclosure about market risk
Balance as of January 1	$ 135	$ 132
Provisions for doubtful accounts	8	3
Recoveries of amounts previously charged off	(135)
Balance as of December 31	$ 8	$ 135